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[The supplement to the Prospectuses and the supplement to the Statements of
Additional Information of each Fund listed below filed on July 17, 2003 and dated July 3, 2003 are hereby rescinded in their entirety and replaced by the following supplements.]

                            JPMORGAN TAX AWARE FUNDS
           JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
                       Prospectus dated February 28, 2003

                           JPMORGAN U.S. EQUITY FUNDS
                        JPMORGAN DISCIPLINED EQUITY FUND
                         JPMORGAN SMALL CAP GROWTH FUND
                          Prospectus dated May 1, 2003

                            JPMORGAN SPECIALTY FUNDS
                             JPMORGAN GLOBAL 50 FUND
                         JPMORGAN GLOBAL HEALTHCARE FUND
                       Prospectus dated February 28, 2003

                          JPMORGAN INTERNATIONAL FUNDS
                        JPMORGAN FLEMING ASIA EQUITY FUND
                       Prospectus dated February 28, 2003

                              JPMORGAN INCOME FUNDS
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND
                       Prospectus dated November 22, 2002

                         SUPPLEMENT DATED JULY 18, 2003
                      TO THE ABOVE REFERENCED PROSPECTUSES
                            (CLASSES B AND C SHARES)

     Effective immediately, each Fund listed below will no longer accept new purchase orders for the classes of shares listed across from it:

     FUND                                             CLASS

     JPMorgan Global 50 Fund                          Class B Shares
     JPMorgan Global 50 Fund                          Class C Shares

     JPMorgan Fleming Tax Aware International         Class B Shares
     Opportunities Fund
     JPMorgan Fleming Tax Aware International         Class C Shares
     Opportunities Fund
     JPMorgan Small Cap Growth Fund                   Class B Shares
     JPMorgan Small Cap Growth Fund                   Class C Shares

     JPMorgan Global Strategic Income Fund            Class B Shares
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     JPMorgan Global Healthcare Fund                  Class B Shares
     JPMorgan Global Healthcare Fund                  Class C Shares

     JPMorgan Disciplined Equity Fund                 Class B Shares

     JPMorgan Fleming Asia Equity Fund                Class B Shares


                                                                 SUP-CLABCPR-703

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                         J.P. MORGAN INSTITUTIONAL FUNDS
                        JPMORGAN DISCIPLINED EQUITY FUND
              Statement of Additional Information dated May 1, 2003
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND
           Statement of Additional Information dated November 22, 2002

                   J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                         JPMORGAN SMALL CAP GROWTH FUND
              Statement of Additional Information dated May 1, 2003

                          J.P. MORGAN MUTUAL FUND GROUP
                        JPMORGAN FLEMING ASIA EQUITY FUND
           JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
          Statements of Additional Information dated February 28, 2003

                            J.P. MORGAN SERIES TRUST
                             JPMORGAN GLOBAL 50 FUND
                          JPMORGAN GLOBAL HEALTHCARE FUND
           Statement of Additional Information dated February 28, 2003

                         SUPPLEMENT DATED JULY 18, 2003
          TO THE ABOVE REFERENCED STATEMENTS OF ADDITIONAL INFORMATION
                            (CLASSES B AND C SHARES)

     Effective immediately, each Fund listed below will no longer accept new purchase orders for the classes of shares listed across from it:

         FUND                                             CLASS

         JPMorgan Global 50 Fund                          Class B Shares
         JPMorgan Global 50 Fund                          Class C Shares

         JPMorgan Fleming Tax Aware International         Class B Shares
         Opportunities Fund

         JPMorgan Fleming Tax Aware International         Class C Shares
         Opportunities Fund

         JPMorgan Small Cap Growth Fund                   Class B Shares
         JPMorgan Small Cap Growth Fund                   Class C Shares

         JPMorgan Global Strategic Income Fund            Class B Shares

         JPMorgan Global Healthcare Fund                  Class B Shares
         JPMorgan Global Healthcare Fund                  Class C Shares

         JPMorgan Disciplined Equity Fund                 Class B Shares


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         JPMorgan Fleming Asia Equity Fund                Class B Shares

                                                                  SUP-CLABCS-703